Supplemental Disclosures to the Statements of Cash Flows (Notes)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Supplemental Disclosures to the Statements of Cash Flows
Supplemental Disclosures to the Statements of Cash Flows
For the years ended December 31, 2015, December 31, 2014, and December 31, 2013, LinnCo incurred and recorded approximately $3 million, $3 million and $42 million, respectively, of general and administrative expenses and certain offering costs. Of the expenses and costs incurred, all had been paid by LINN Energy on LinnCo’s behalf as of December 31, 2015, and December 31, 2014, and approximately $22 million had been paid by LINN Energy on LinnCo’s behalf as of December 31, 2013. In addition, during the year ended December 31, 2014, LINN Energy paid approximately $11 million on LinnCo’s behalf for general and administrative expenses incurred by LinnCo in 2013. All of these expenses and costs are paid by LINN Energy on LinnCo’s behalf, and therefore, are accounted for as capital contributions and reflected as noncash transactions by LinnCo.
In December 2013, the Company issued 93,756,674 LinnCo common shares in connection with the Berry acquisition valued at approximately $2.7 billion and acquired 93,756,674 newly issued LINN Energy units in exchange for the transfer of Berry to LINN Energy valued at approximately $2.8 billion, which was also a noncash transaction.
During the years ended December 31, 2015, and December 31, 2014, the Company made cash payments for income taxes of approximately $214,000 and $475,000, respectively.